Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Janus Investment Fund and Shareholders of

Janus Henderson Asia Equity Fund

Janus Henderson Balanced Fund

Janus Henderson Contrarian Fund

Janus Henderson Emerging Markets Fund

Janus Henderson Enterprise Fund

Janus Henderson European Focus Fund

Janus Henderson Forty Fund

Janus Henderson Global Equity Income Fund

Janus Henderson Global Life Sciences Fund

Janus Henderson Global Real Estate Fund

Janus Henderson Global Research Fund

Janus Henderson Global Select Fund

Janus Henderson Global Sustainable Equity Fund

Janus Henderson Global Technology and Innovation Fund

Janus Henderson Growth and Income Fund

Janus Henderson International Opportunities Fund

Janus Henderson Overseas Fund

Janus Henderson Research Fund

Janus Henderson Triton Fund

Janus Henderson Venture Fund

In planning and performing our audits of the financial statements of Janus Henderson Asia Equity Fund,

Janus Henderson Balanced Fund, Janus Henderson Contrarian Fund, Janus Henderson Emerging

Markets Fund, Janus Henderson Enterprise Fund, Janus Henderson European Focus Fund, Janus

Henderson Forty Fund, Janus Henderson Global Equity Income Fund, Janus Henderson Global Life

Sciences Fund, Janus Henderson Global Real Estate Fund, Janus Henderson Global Research Fund,

Janus Henderson Global Select Fund, Janus Henderson Global Sustainable Equity Fund, Janus

Henderson Global Technology and Innovation Fund, Janus Henderson Growth and Income Fund, Janus

Henderson International Opportunities Fund, Janus Henderson Overseas Fund, Janus Henderson

Research Fund, Janus Henderson Triton Fund and Janus Henderson Venture Fund (constituting Janus

Investment Fund, hereafter collectively referred to as the “Funds") as of and for the year ended

September 30, 2021, in accordance with the standards of the Public Company Accounting Oversight

Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting,

including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of

Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the

Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail,

accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.

However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation,

including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2021.

This report is intended solely for the information and use of the Board of Trustees of Janus Investment

Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

PricewaterhouseCoopers LLP

Denver, Colorado

November 17, 2021